Liquidity and Capital Resources	6 Months Ended
May 31, 2025
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES
15.	LIQUIDITY AND CAPITAL RESOURCES

In June 2025, the Company completed a private placement of ordinary shares with investors, raising gross proceeds of approximately US$3,922,500 (HK$30.76 million). This transaction has strengthened our cash position and provides additional resources to fund our operations and growth initiatives. Management believes that, together with existing cash balances, the proceeds from this PIPE financing will be sufficient to meet our working capital requirements and capital expenditure commitments for at least the next 12 months.